SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
Equipment accrued through accounts payable	$ 801	$ 3,833
Shares issued to acquire intangible asset		5,070
Shares issued to acquire businesses	92,637	3,524
Contractual obligation incurred to acquire intangible asset		11,227
Share units released - non-cash portion	907	589
Settlement of obligation to issue shares	1,126	1,920
Exercise of warrants - non-cash portion	2
Exercise of options - non-cash portion	1,933
Settlement of finders' fee payable		99
Settlement of trade accounts receivable with promissory note		1,360
Right of use asset - Lease liability settlement		167
Warrants issued pursuant to bought deal financing	$ 4,345
Right of use assets acquired through lease liability		$ 4,968